UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2011

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          May 4, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: 109,803 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6 COLUMN 7        COLUMN 8
------------------------------  --------------  ---------  -------- ------------------- -------- -------- -----------------------
                                    TITLE OF                 VALUE  SHARES OR  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
         NAME OF ISSUER              CLASS         CUSIP   (x$1000)  PRN AMT   PRN CALL  DSCRTN  MANAGERS   SOLE  SHARED   NONE
                                                                                          <F1>
------------------------------  --------------  ---------  -------- --------- ---- ---- -------- -------- ------- ------ --------
3M CO COM                       COM             88579Y101  5635     60263     SH        SOLE              6520           53743
ALLIED HEALTHCARE PR            COM             019222108  520      119262    SH        SOLE              119262
AVATAR HLDGS INC COM            COM             053494100  1923     97159     SH        SOLE              59568          37591
BARRICK GOLD CORP               COM             067901108  3711     71488     SH        SOLE              3608           67880
BCSB BANCORP INC COM            COM             055367106  442      34000     SH        SOLE              34000
BOLT TECH CORP                  COM             097698104  1290     95300     SH        SOLE              95300
BRT REALTY TRUST                SH BEN INT NEW  055645303  537      83005     SH        SOLE              83005
CHEVRON CORP NEW                COM             166764100  262      2435      SH        SOLE                             2435
CISCO SYSTEMS INC               COM             17275R102  4641     270620    SH        SOLE              83090          187530
CLIFTON SVGS BANCORP            COM             18712Q103  286      24067     SH        SOLE              24067
CMS BANCORP INC                 COM             12600U102  96       10954     SH        SOLE              10954
COLONIAL FINL SVCS              COM             19566B101  778      61186     SH        SOLE              61186
CONS TOMOKA LAND CO             COM             210226106  530      16372     SH        SOLE              16372
CORE MARK HLDG CO               COM             218681104  1011     30600     SH        SOLE              30600
CPI AEROSTRUCTURES              COM             125919308  1987     130750    SH        SOLE              130750
EAGLE BANCORP MONT              COM             26942G100  875      75100     SH        SOLE              75100
ENSCO PLC                       SPONSORED ADR   29358Q109  1423     24600     SH        SOLE              24200          400
ETFS GOLD TR                    SHS             26922Y105  242      1700      SH        SOLE              1200           500
EVOLUTION PETE CORP             COM             30049A107  158      20200     SH        SOLE              20200
EXXON MOBIL CORP COM            COM             30231G102  656      7800      SH        SOLE                             7800
FEDFIRST FINL CORP              COM             31429C101  1366     97782     SH        SOLE              97782
FRIEDMAN INDS INC               COM             358435105  743      72878     SH        SOLE              72878
GOLDEN ENTERPRISES              COM             381010107  38       11924     SH        SOLE              11924
GOODRICH PETE CORP              COM             382410405  459      20650     SH        SOLE              20650
GRIFFIN LD & NURSERIES INC      COM             398231100  370      11489     SH        SOLE              11489
HAMPDEN BANCORP INC             COM             40867E107  397      29900     SH        SOLE              29900
HARDINGE INC                    COM             412324303  1811     132210    SH        SOLE              132210
HELMERICH & PAYNE               COM             423452101  4300     62600     SH        SOLE              20540          42060
HOME BANCORP INC                COM             43689E107  944      61591     SH        SOLE              61591
HOME FED BANCORP INC            COM             43708L108  1273     97261     SH        SOLE              97261
HOPFED BANCORP INC              COM             439734104  979      106449    SH        SOLE              106449
INSTEEL INDS INC                COM             45774W108  1168     82612     SH        SOLE              82612
ISHARES SILVER TR               ISHARES         46428Q109  467      12700     SH        SOLE              3000           9700
JOHNSON & JOHNSON               COM             478160104  5041     85081     SH        SOLE              25035          60046
LEGACY BANCORP INC              CL A            52463G105  1271     99454     SH        SOLE              99454
LOUISIANA BANCORP               INC NEW COM     54619P104  157      10400     SH        SOLE              10400
MALVERN FED BANCORP             COM             561410101  596      68400     SH        SOLE              68400
MARKET VECTORS ETF              GOLD MINER ETF  57060U100  8733     145300    SH        SOLE              94020          51280
MICROSOFT CORP                  COM             594918104  4320     170330    SH        SOLE              68400          101930
NAUGATUCK VY FINL               COM             639067107  427      53600     SH        SOLE              53600
NEWMONT MNG CORP                COM             651639106  3098     56763     SH        SOLE              1355           55408
NEWPORT BANCORP INC             COM             651754103  226      16200     SH        SOLE              16200
NORTHEAST CMNTY BANCORP INC     COM             664112109  329      55015     SH        SOLE              55015
OBA FINANCIAL SERVICES          COM             67424G101  1268     86495     SH        SOLE              86495
OCEAN SHORE HLDG CO             COM             67501R103  1877     144363    SH        SOLE              144363
OCONEE FED FINL CORP            COM             675607105  616      53600     SH        SOLE              53600
ORITANI FINL CORP               COM             68633D103  1161     91600     SH        SOLE              91600
PEOPLES FEDERAL BANCSHARES INC  COM             711037101  379      27000     SH        SOLE              27000
PFIZER INC COM                  COM             717081103  2462     121245    SH        SOLE              24345          96900
PROVIDENCE & WORCESTER          COM             743737108  1920     115396    SH        SOLE              115396
QUANEX BLDG PRODS               COM             747619104  353      18000     SH        SOLE              18000
SARA LEE CORP                   COM             803111103  1051     59500     SH        SOLE              59500
SEACOR HOLDINGS INC             COM             811904101  5073     54870     SH        SOLE              16650          38220
SI FINL GROUP INC MD            COM             78425V104  2657     267800    SH        SOLE              267800
SP BANCORP INC COM              COM             78468K106  1100     98176     SH        SOLE              98176
SPDR GOLD TR                    GOLD SHS        78463V107  14932    106763    SH        SOLE              87048          19715
SUPERIOR INDUSTRIES             COM             868168105  7065     275545    SH        SOLE              173645         101900
UNITED CAP CORP                 COM             909912107  805      28436     SH        SOLE              28436
VILLAGE SUPERMARKET             CL A            927107409  303      10396     SH        SOLE              10396
WAL MART STORES INC             COM             931142103  1265     24300     SH        SOLE              24300


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer & Close, Inc. and are considered to be part of the registered investment adviser.

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